Transfers of financial assets and variable interest entities (Details 6) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2014	Jun. 30, 2013
VIE Disclosures
Average maturity of CP (in days)	53	19
Average maturity of conduit's assets (in years)	2.4	2.1
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	66,469	68,692	65,972	56,584
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	165,744	160,022	162,890	173,404
Trading assets	235,427	229,413	237,069	245,834
Investment securities	3,323	2,987	3,320	3,546
Other investments	7,709	10,329	7,806	11,628
Net loans	254,532	247,054	250,659	246,186
Premises and equipment	4,811	5,091	4,926	5,459
Loans held-for-sale	19,755	18,914	20,223	23,284
Other assets	64,689	63,065	62,405	72,986
Customer deposits	346,296	333,089	348,450	328,389
Trading liabilities	75,129	76,635	73,029	89,917
Short-term borrowings	29,426	20,193	24,181	20,976
Long-term debt	143,827	130,042	132,434	133,505
Other liabilities	48,913	51,447	48,768	56,117
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	916	952	737	1,592
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,224	1,959	1,104	1,336
Trading assets	3,439	3,610	3,492	3,850
Investment securities	59	100	76	175
Other investments	1,928	1,983	1,951	2,196
Net loans	2,008	4,207	2,047	4,566
Premises and equipment	495	513	505	561
Loans held-for-sale	9,142	10,628
Other assets	13,815	14,330	13,711	15,410
Total assets of consolidated VIEs	23,884	27,654
Customer deposits	269	265	233	167
Trading liabilities	16	93	18	106
Short-term borrowings	8,733	4,286	5,176	4,450
Long-term debt	11,857	12,992	12,239	15,450
Other liabilities	859	710	777	1,140
Total liabilities of consolidated VIEs	21,734	18,346
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	619	702
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	768	869
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	6,843	7,479
Other assets	6,881	7,516
Total assets of consolidated VIEs	8,268	9,087
Customer deposits	0	0
Trading liabilities	6	9
Short-term borrowings	0	0
Long-term debt	8,260	9,067
Other liabilities	24	34
Total liabilities of consolidated VIEs	8,290	9,110
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,224	1,959
Trading assets	51	51
Investment securities	59	100
Other investments	0	0
Net loans	579	2,012
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	1,639	1,473
Total assets of consolidated VIEs	3,552	5,596
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	8,733	4,280
Long-term debt	21	17
Other liabilities	40	16
Total liabilities of consolidated VIEs	8,794	4,313
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	50	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	0	3
Investment securities	0	0
Other investments	0	0
Net loans	876	885
Premises and equipment	0	0
Loans held-for-sale	2,245	3,093
Other assets	3,424	3,353
Total assets of consolidated VIEs	4,350	4,243
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	2,796	3,187
Other liabilities	196	67
Total liabilities of consolidated VIEs	2,992	3,254
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	113	100
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,507	1,687
Investment securities	0	0
Other investments	46	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	3	0
Total assets of consolidated VIEs	1,669	1,787
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	7
Long-term debt	327	179
Other liabilities	19	2
Total liabilities of consolidated VIEs	346	188
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	100	87
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	731	665
Investment securities	0	0
Other investments	1,489	1,491
Net loans	18	779
Premises and equipment	423	447
Loans held-for-sale	54	56
Other assets	228	308
Total assets of consolidated VIEs	2,989	3,777
Customer deposits	0	0
Trading liabilities	7	8
Short-term borrowings	0	0
Long-term debt	87	93
Other liabilities	154	153
Total liabilities of consolidated VIEs	248	254
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	34	60
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	382	335
Investment securities	0	0
Other investments	393	492
Net loans	535	531
Premises and equipment	72	66
Loans held-for-sale	0	0
Other assets	1,640	1,680
Total assets of consolidated VIEs	3,056	3,164
Customer deposits	269	265
Trading liabilities	3	76
Short-term borrowings	0	(1)
Long-term debt	366	449
Other liabilities	426	438
Total liabilities of consolidated VIEs	1,064	1,227